LEASES (Tables)	6 Months Ended
Jun. 30, 2019
LEASES [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate
The following table represents the weighted-average remaining lease term and discount rate:

Six months ended
June 30, 2019

Weighted average remaining lease term	5.3 years
Weighted average discount rate	9.4%

Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease. Maturities of operating lease liabilities were as follows:

Schedule of Operating Leases
Maturities of operating lease liabilities were as follows:

June 30, 2019

2019 (excluding the six months ended June 30, 2019)	$788
2020	1,528
2021	936
2022	642
2023	638
2024 and after	1,410
Total operating lease payments	$5,942
Less: imputed interest	1,209
Present value of lease liabilities	$4,733